Contractual Obligations, Including Capital Expenditures and Future Minimum Lease Payments Under Non-Cancelable Operating Lease Arrangements and Purchase Commitments (Detail) - Capital Commitments
$ in Thousands
Dec. 31, 2019 USD ($)
Long-term Purchase Commitment [Line Items]
Capital Commitments	$ 76,321
Contractual Obligations, Less than One Year	20,904
Contractual Obligations, One to Three Years	31,909
Contractual Obligations, Three to Five Years	21,749
Contractual Obligations, More than Five Years	$ 1,759